Leases - Schedule of Supplemental Information Related to Operating Leases (Details)	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Leases [Abstract]
Weighted-average remaining lease term (years)	1 year 2 months 15 days	1 year 10 months 28 days	1 year 6 months 29 days
Weighted average incremental borrowing rate	3.32%	4.23%	4.67%